NYSE

15007914

July 1, 2015

Received SEC

JUL 01 2015

Washington, DC 20549

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

001- 11277

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERTNYS

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 6.25% Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series A, no par value per share of VALLEY NATIONAL BANCORP under the Exchange Act of 1934.

Sincerely,

Silvio Conte